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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-21187

Registrant Name: PIMCO MUNICIPAL INCOME III FUND

Address of Principal Executive Offices: 1345 Avenue of the Americas New York,
New York 10105

Name and Address of Agent for Service: Lawrence G. Altadonna - 1345 Avenue of
the Americas New York, New York 10105

Registrant's telephone number, including area code: 212-739-3371

Date of Fiscal Year End: September 30, 2005

Date of Reporting Period: June 30, 2005

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than
60 days after the close of the first and third fiscal quarters, pursuant to rule
30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The
Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary,
Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC
20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

PIMCO MUNICIPAL INCOME FUND III SCHEDULE OF INVESTMENTS
June 30, 2005 (unaudited)


------------------------------------------------------------------------------------------------------------------------------------
     Principal
      Amount                                                                         Credit Rating
      (000)                                                                          (Moody's/S&P)                 Value*
------------------------------------------------------------------------------------------------------------------------------------

MUNICIPAL BONDS & NOTES--90.9%
                         ALABAMA--0.7%
                         Birmingham, GO, Ser. B (AMBAC),
$         1,000            5.00%, 12/1/27                                                Aaa/AAA              $   1,053,010
          2,560            5.00%, 12/1/32                                                Aaa/AAA                  2,682,419
          1,500          Colbert Cnty., Northwest Health Care Auth.,
                           Health Care Facs. Rev., 5.75%, 6/1/27                         Baa3/NR                  1,524,975
                                                                                                              -------------
                                                                                                                  5,260,404
                                                                                                              -------------
                         ALASKA--0.7%
                         State Housing Finance Corp. Rev.,
          3,900            5.00%, 12/1/33, Ser. A                                        Aaa/AAA                  4,023,903
          1,000            5.25%, 6/1/32, Ser. C (MBIA)                                  Aaa/AAA                  1,021,710
                                                                                                              -------------
                                                                                                                  5,045,613
                                                                                                              -------------
                         ARIZONA--0.6%
          2,200          Health Facs. Auth. Hospital System Rev., 7.00%, 12/1/25         NR/BBB                   2,474,186
          1,500          Maricopa Cnty. Pollution Control Corp., Pollution
                           Control Rev., 5.05%, 5/1/29 (AMBAC)                           Aaa/AAA                  1,585,350
                                                                                                              -------------
                                                                                                                  4,059,536
                                                                                                              -------------

                         CALIFORNIA--7.5%
           1,000         Alameda Public Financing Auth. Rev., 7.00%, 6/1/09              NR/NR                    1,027,660
                         Golden State Tobacco Securitization Corp., Tobacco
                           Settlement Rev., Ser. 2003-A-1,
          27,585           6.25%, 6/1/33                                                 Baa3/BBB                30,093,580
          21,000           6.75%, 6/1/39                                                 Baa3/BBB                23,665,740
                                                                                                              -------------
                                                                                                                 54,786,980
                                                                                                              -------------

                         COLORADO--2.7%
                         El Paso Cnty., CP, (AMBAC),
           1,735           5.00%, 12/1/23, Ser. A                                        Aaa/AAA                  1,844,010
           1,725           5.00%, 12/1/23, Ser. B                                        Aaa/AAA                  1,833,382
           2,820           5.00%, 12/1/27, Ser. A                                        Aaa/AAA                  2,975,015
           1,500           5.00%, 12/1/27, Ser. B                                        Aaa/AAA                  1,582,455
           1,500         Garfield Cnty. School Dist. Re-2, GO, 5.00%, 12/1/25 (FSA)      Aaa/NR                   1,588,335
                         La Plata Cnty. School Dist. No. 9-R, Durango, GO, (MBIA),
           1,000           5.25%, 11/1/23                                                Aaa/NR                   1,084,520
           2,000           5.25%, 11/1/25                                                Aaa/NR                   2,167,720
           4,000         Saddle Rock Met. Dist., GO, 5.35%, 12/1/31 (Radian)             NR/AA                    4,171,320
           2,500         School Mines Auxiliary Facs. Rev., 5.00%, 12/1/37 (AMBAC)       Aaa/AAA                  2,616,300
                                                                                                              -------------
                                                                                                                 19,863,057
                                                                                                              -------------

                         FLORIDA--6.3%
           8,000         Highlands Cnty. Health Facs. Auth. Rev.,
                           5.25%, 11/15/23, Ser. B                                       A2/A                     8,459,120
           2,500         Hillsborough Cnty. Industrial Dev. Auth.,
                           Hospital Rev., 5.25%, 10/1/34, Ser. B                         Baa1/NR                  2,608,425


PIMCO MUNICIPAL INCOME FUND III SCHEDULE OF INVESTMENTS
June 30, 2005 (unaudited)


------------------------------------------------------------------------------------------------------------------------------------
     Principal
      Amount                                                                       Credit Rating
      (000)                                                                        (Moody's/S&P)                  Value*
------------------------------------------------------------------------------------------------------------------------------------

                         FLORIDA (CONTINUED)
$         1,485          Julington Creek Plantation Community Dev. Dist.,
                           Special Assessment Rev., 5.00%, 5/1/29 (MBIA)              Aaa/AAA                 $   1,571,516
          1,000          Orange Cnty., Housing Finance Auth. Multifamily
                           Rev., 5.25%, 1/1/28, Ser. G (FNMA)                         Aaa/NR                      1,040,120
         15,000          Pinellas Cnty. Health Facs. Auth. Rev.,
                           5.50%, 11/15/33                                            A1/NR                      16,003,200
          7,500          South Miami Health Facs. Auth., Hospital Rev.,
                           5.25%, 11/15/33                                            Aa3/AA-                     7,862,100
          2,500          State Board Public Education, GO,
                           5.00%, 6/1/13, Ser. A (MBIA)                               Aaa/AAA                     2,780,575
          5,615          Tampa, Water & Sewer Rev., 5.00%, 10/1/26, Ser. A            Aa2/AA                      5,949,934
                                                                                                              -------------
                                                                                                                 46,274,990
                                                                                                              -------------

                         GEORGIA--1.0%
          4,000          Griffin Combined Public Utility Rev.,
                           5.00%, 1/1/32 (AMBAC)                                      Aaa/AAA                     4,254,680
          2,805          State GO, 5.50%, 7/1/13, Ser. C                              Aaa/AAA                     3,222,384
                                                                                                              -------------
                                                                                                                  7,477,064
                                                                                                              -------------

                         IDAHO--1.0%
                         State Building Auth. Building Rev., Ser. A (XLCA),
          1,000            5.00%, 9/1/33                                              Aaa/AAA                     1,051,170
          5,750            5.00%, 9/1/43                                              Aaa/AAA                     6,036,580
                                                                                                              -------------
                                                                                                                  7,087,750
                                                                                                              -------------

                         ILLINOIS--8.2%
          2,250          Chicago, GO , 5.00%, 1/1/31, Ser. A (MBIA)                   Aaa/AAA                     2,349,968
                         Chicago Board of Education, GO, Ser. C (FSA)
            500            zero coupon, 12/1/28, Ser. A (FGIC)                        Aaa/AAA                       167,810
          5,000            5.00%, 12/1/31 (Pre-refunded @ 100, 12/1/11) (a)           Aaa/AAA                     5,517,200
          3,000          Chicago Kingsbury Redev. Project, Tax
                           Allocation, 6.57%, 2/15/13, Ser. A                         NR/NR                       3,151,590
          7,000          Chicago Motor Fuel Tax Rev.,
                           5.00%, 1/1/33, Ser. A (AMBAC)                              Aaa/AAA                     7,352,380
          4,000          Chicago Park Dist., GO, 5.00%, 1/1/29, Ser. D (FGIC)         Aaa/AAA                     4,169,960
                         Chicago, Special Assessment,
          1,600            6.625%, 12/1/22                                            NR/NR                       1,696,304
          3,456            6.75%, 12/1/32                                             NR/NR                       3,678,255
          2,500          Chicago Water Rev., 5.00%, 11/1/31 (AMBAC)
                           (Pre-refunded @100, 11/1/11) (a)                           Aaa/AAA                     2,755,500
                         Educational Facs. Auth. Rev.,
          4,780            5.00%, 7/1/33                                              Aa1/AA                      5,027,222
            220            5.00%, 7/1/33 (Pre-refunded @ $100, 7/1/13) (a)            Aa1/AA                        245,740
            165            5.25%, 7/1/41                                              Aa1/AA                        176,004
          4,160            5.25%, 7/1/41 (Pre-refunded @ $101, 7/1/11) (a)            Aa1/AA                      4,660,637
          9,045          Metropolitan Pier & Exposition Auth., Dedicated
                           State Tax Rev., 5.25%, 6/15/42 (MBIA)                      Aaa/AAA                     9,673,627
          4,300          Round Lake, Special Tax Rev., 6.70%, 3/1/33                  NR/NR                       4,689,279
          1,175          State Health Facs. Auth. Rev., 5.50%, 1/1/22                 A2/NR                       1,253,584
          3,050          University, Rev., 5.00%, 4/1/30, Ser. A (AMBAC)              Aaa/AAA                     3,171,451
                                                                                                              -------------
                                                                                                                 59,736,511
                                                                                                              -------------


PIMCO MUNICIPAL INCOME FUND III SCHEDULE OF INVESTMENTS
June 30, 2005 (unaudited)


------------------------------------------------------------------------------------------------------------------------------------
     Principal
      Amount                                                                         Credit Rating
      (000)                                                                          (Moody's/S&P)                 Value*
------------------------------------------------------------------------------------------------------------------------------------

                         INDIANA--4.2%
$         7,535          Bond Bank Rev., 5.00%, 2/1/33, Ser. A (FSA)                     Aaa/AAA              $   7,891,179
          3,000          Brownsburg 1999 School Building Corp. Rev.,
                           5.25%, 3/15/25, Ser. A (FSA)                                  Aaa/AAA                  3,259,560
          1,375          Fort Wayne Pollution Control Rev., 6.20%, 10/15/25              Baa3/BB                  1,343,843
          5,000          Indianapolis Local Public Improvement Board, Tax Allocation
                           5.00%, 2/1/29, Ser. G (MBIA)                                  Aaa/AAA                  5,250,300
                         Michigan City Area Wide School Building Corp., Rev., (FGIC),
          2,500            zero coupon, 1/15/21                                          Aaa/AAA                  1,250,925
          1,000            zero coupon, 7/15/21                                          Aaa/AAA                    489,340
          1,000            zero coupon, 1/15/22                                          Aaa/AAA                    473,930
          1,000          Plainfield Parks Facs. Corp. Lease Rent Rev.,
                           5.00%, 1/15/22 (AMBAC)                                        Aaa/AAA                  1,073,580
          3,500          State Dev. Finance Auth. Pollution Control Rev.,
                           5.00%, 3/1/30 (AMBAC)                                         Aaa/AAA                  3,516,520
          3,455          Valparaiso, Middle Schools Building Corp. Rev.,
                           5.00%, 7/15/24 (MBIA)                                         Aaa/AAA                  3,659,156
          2,440          Zionsville Community Schools Building Corp. Rev.,
                           5.00%, 7/15/27, Ser. A (FSA)                                  NR/AAA                   2,604,529
                                                                                                              -------------
                                                                                                                 30,812,862
                                                                                                              -------------

                         IOWA--0.1%
          1,000          Tobacco Settlement Auth. Rev., 5.60%, 6/1/35, Ser. B            Baa3/BBB                 1,025,810
                                                                                                              -------------

                         KENTUCKY--0.9%
                         Economic Dev. Finance Auth. Hospital Facs., Rev.,
          1,000            5.25%, 10/1/30                                                Aa3/AA-                  1,048,960
          4,805            6.00%, 10/1/19                                                A3/A                     5,361,323
                                                                                                              -------------
                                                                                                                  6,410,283
                                                                                                              -------------

                         LOUISIANA--1.0%
          5,000          Public Facs. Auth. Rev., Ochsner Clinic Foundation,
                           5.50%, 5/15/32, Ser. B                                        A3/NR                    5,276,800
          1,595          Tobacco Settlement Financing Corp., Rev.,
                           5.875%, 5/15/39, Ser. 2001B                                   Baa3/BBB                 1,665,674
                                                                                                              -------------
                                                                                                                  6,942,474
                                                                                                              -------------

                         MARYLAND--0.2%
          1,500          State Health & Higher Educational Facs. Auth. Rev.,
                           5.50%, 7/1/36                                                 A2/NR                    1,599,585
                                                                                                              -------------

                         MASSACHUSETTS--3.4%
          1,000          State Dev. Finance Agcy. Rev., 5.75%, 7/1/33                    Baa1/BBB                 1,079,600
          7,000          State Health & Educational Facs. Auth. Rev.,
                           5.125%, 7/15/37, Ser. FF                                      Aaa/AAA                  7,434,070
          4,910          State Housing Finance Agcy., Housing Rev.,
                           5.125%, 6/1/43, Ser. H                                        Aa3/AA-                  5,038,642
          3,225          State Water Pollution Abatement Trust Rev.,
                           5.00%, 8/1/32, Ser. 8                                         Aaa/AAA                  3,393,377
          7,555          State Water Resources Auth. Rev., 5.00%, 8/1/32,
                           Ser. J (FSA)                                                  Aaa/AAA                  7,925,875
                                                                                                              -------------
                                                                                                                 24,871,564
                                                                                                              -------------


PIMCO MUNICIPAL INCOME FUND III SCHEDULE OF INVESTMENTS
June 30, 2005 (unaudited)


------------------------------------------------------------------------------------------------------------------------------------
     Principal
      Amount                                                                           Credit Rating
      (000)                                                                            (Moody's/S&P)               Value*
------------------------------------------------------------------------------------------------------------------------------------

                         MICHIGAN--7.0%
$        12,240          Detroit Water Supply System Rev.,
                           5.00%, 7/1/34, Ser. B (MBIA)                                   Aaa/AAA            $   12,949,553
          5,000          State Building Auth., Rev., 5.00%, 10/15/26, Ser. III (FSA)      Aaa/AAA                 5,296,400
            175          State Hospital Finance Auth. Rev., Detroit
                           Medical Center, 5.25%, 8/15/23                                 Ba3/BB-                   158,996
          4,000          State Hospital Finance Auth. Rev., Henry Ford
                           Health System, 5.00%, 3/1/17                                   A1/A-                   4,220,760
                         State Hospital Finance Auth. Rev., Oakwood Group, Ser. A,
          5,405            5.75%, 4/1/32                                                  A2/A                    5,772,702
            575            6.00%, 4/1/22                                                  A2/A                      635,519
         20,000          State Hospital Finance Auth. Rev., Trinity Health
                           Credit, 5.375%, 12/1/30                                        Aa3/AA-                21,245,800
          1,000          Technological University Rev., 5.00%, 10/1/33 (XLCA)             Aaa/AAA                 1,049,620
                                                                                                              -------------
                                                                                                                 51,329,350
                                                                                                              -------------

                         MINNESOTA--0.3%
          2,400          Upsala Independent School Dist. No. 487, GO,
                           5.00%, 2/1/28 (FGIC)                                           Aaa/AAA                 2,540,880
                                                                                                              -------------

                         MISSISSIPPI--0.6%
                         Business Finance Corp., Pollution Control Rev.,
          3,000            5.875%, 4/1/22                                                 Ba1/BBB-                3,046,140
          1,250            5.90%, 5/1/22                                                  Ba1/BBB-                1,271,938
                                                                                                              -------------
                                                                                                                  4,318,078
                                                                                                              -------------

                         MISSOURI--3.0%
          4,000          Bi-State Dev. Agcy., Missouri Illinois Met. Dist.
                           Rev., 5.00%, 10/1/32 (FSA)                                     Aaa/AAA                 4,229,160
          1,350          St. Louis Cnty. Industrial Dev. Auth., Housing
                           Dev. Rev., 5.20%, 1/20/36 (GNMA) St.                           NR/AAA                  1,394,118
                         Louis Industrial Dev. Auth. Rev., (GNMA),
          1,500            5.125%, 12/20/29                                               NR/AAA                  1,560,240
          1,500            5.125%, 12/20/30                                               NR/AAA                  1,550,625
          4,365          State Environmental Improvement & Energy Resources Auth.,
                           Water Pollution Control Rev., 5.00%, 7/1/23, Ser. B            Aaa/NR                  4,674,129
          7,500          State Health & Educational Facs. Auth., Health
                           Facs. Rev., 6.25%, 12/1/30                                     A2/A                    8,133,075
                                                                                                              -------------
                                                                                                                 21,541,347
                                                                                                              -------------

                         MONTANA--1.6%
         11,250          Forsyth Pollution Control Rev., 5.00%, 3/1/31 (AMBAC)            Aaa/AAA                11,854,913
                                                                                                              -------------

                         NEVADA--0.6%
          3,355          Henderson Health Care Rev., 5.125%, 7/1/28                       Baa1/A-                 3,399,152
            995          Henderson Local Improvement Dists., Special
                           Assessment, 5.80%, 3/1/23                                      NR/NR                   1,026,123
                                                                                                              -------------
                                                                                                                  4,425,275
                                                                                                              -------------


PIMCO MUNICIPAL INCOME FUND III SCHEDULE OF INVESTMENTS
June 30, 2005 (unaudited)


------------------------------------------------------------------------------------------------------------------------------------
     Principal
      Amount                                                                          Credit Rating
      (000)                                                                           (Moody's/S&P)                Value*
------------------------------------------------------------------------------------------------------------------------------------

                         NEW HAMPSHIRE--0.7%
                         Manchester Water Works Rev., (FGIC),
$         1,500            5.00%, 12/1/28                                                 Aaa/AAA             $   1,596,180
          3,250            5.00%, 12/1/34                                                 Aaa/AAA                 3,432,358
                                                                                                              -------------
                                                                                                                  5,028,538
                                                                                                              -------------

                         NEW JERSEY--4.5%
          1,540          Camden Cnty., Improvement Auth. Rev.,
                           6.00%, 2/15/27                                                 Baa3/BBB                1,580,471
          4,500          Economic Dev. Auth., Economic Dev.,
                           6.50%, 4/1/28                                                  Baa3/NR                 5,341,725
            300          Economic Dev. Auth., Industrial Dev. Rev.,
                           7.00%, 10/1/14                                                 Ba3/NR                    312,282
          3,000          Health Care Facs. Financing Auth. Rev.,
                           Pascack Valley Hospital, 6.625%, 7/1/36                        NR/B+                   3,005,670
          2,000          Health Care Facs. Financing Auth. Rev.,
                           Somerset Medical Center, 5.50%, 7/1/33                         Baa3/NR                 2,059,860
          2,500          Middlesex Cnty. Pollution Control Auth., Rev.,
                           5.75%, 9/15/32                                                 Ba1/BBB-                2,653,250
          2,000          South Port Corp., Rev., 5.10%, 1/1/33                            NR/A-                   2,097,300
          1,500          State Educational Facs. Auth. Rev.,
                           6.00%, 7/1/25, Ser. D                                          NR/NR                   1,625,475
                         Tobacco Settlement Financing Corp., Rev.,
            525            6.00%, 6/1/37                                                  Baa3/BBB                  549,065
          1,000            6.125%, 6/1/24                                                 Baa3/BBB                1,069,280
            230            6.125%, 6/1/42                                                 Baa3/BBB                  241,514
            350            6.25%, 6/1/43                                                  Baa3/BBB                  372,383
         10,750            6.75%, 6/1/39                                                  Baa3/BBB               12,017,103
                                                                                                              -------------
                                                                                                                 32,925,378
                                                                                                              -------------

                         NEW MEXICO--0.1%
          1,000          Farmington Pollution Control Rev., 5.80%, 4/1/22                 Baa2/BBB                1,019,780
                                                                                                              -------------

                         NEW YORK--5.9%
         10,000          Metropolitan Transportation Auth. Rev.,
                           5.25%, 11/15/32, Ser. B                                        A2/A                   10,799,000
                         New York City Muni. Water Finance Auth., Water &
                         Sewer System Rev.,
          5,000            5.00%, 6/15/35, Ser. C                                         Aa2/AA+                 5,295,500
          2,555            5.00%, 6/15/37, Ser. D                                         Aa2/AA+                 2,719,670
          1,500            5.00%, 6/15/39, Ser. A                                         Aa2/AA+                 1,588,650
         11,590          State Dormitory Auth. Rev., 5.00%, 7/1/34, Ser. 1                Aa2/AA                 12,053,948
          3,825          St. Barnabas, 5.125%, 2/1/22, Ser. A (FHA-AMBAC)                 Aaa/AAA                 4,134,060
          3,800          State Personal Income Tax, Rev.,
                           5.00%, 3/15/32 (Pre-refunded @ $100, 3/15/13) (a)              A1/AA                   4,230,045
          2,000          State Environmental Fac. Corp. Clean Water & Drinking Rev.,
                           5.00%, 6/15/28                                                 Aaa/AAA                 2,127,880
                                                                                                              -------------
                                                                                                                 42,948,753
                                                                                                              -------------

                         NORTH CAROLINA--1.6%
          2,000          Charlotte-Mecklenburg Hospital Auth., Healthcare
                           System Rev., 5.00%, 1/15/33, Ser. A                            Aa3/AA                  2,076,140



PIMCO MUNICIPAL INCOME FUND III SCHEDULE OF INVESTMENTS
June 30, 2005 (unaudited)


------------------------------------------------------------------------------------------------------------------------------------
     Principal
      Amount                                                                          Credit Rating
      (000)                                                                           (Moody's/S&P)                Value*
------------------------------------------------------------------------------------------------------------------------------------

                         NORTH CAROLINA (CONTINUED)
                         Eastern Municipal Power Agcy, Power System Rev.,
$         2,000            5.125%, 1/1/23, Ser. D                                        Baa2/BBB             $   2,078,680
          2,000            5.125%, 1/1/26, Ser. D                                        Baa2/BBB                 2,074,820
          3,795            5.375%, 1/1/17, Ser. C                                        Baa2/BBB                 4,083,913
          1,500          Medical Care Commission, Health Care Facs. Rev.,
                           5.00%, 7/1/35 (AMBAC)                                         Aaa/AAA                  1,579,860
                                                                                                              -------------
                                                                                                                 11,893,413
                                                                                                              -------------

                         OHIO--0.4%
          2,500          Lorain Cnty. Hospital Rev., 5.375%, 10/1/30                     A1/AA-                   2,633,650
                                                                                                              -------------

                         PENNSYLVANIA--3.8%
          4,350          Allegheny Cnty. Hospital Dev. Auth. Rev.,
                           9.25%, 11/15/30, Ser. B                                       B1/B                     5,248,058
          1,500          Cumberland Cnty. Auth. Retirement Community Rev.,
                           7.25%, 1/1/35, Ser. A                                         NR/NR                    1,628,160
          3,250          Delaware River Joint Toll Bridge, Commission
                           Bridge Rev., 5.00%, 7/1/28                                    A2/A-                    3,406,845
          3,000          Lehigh Cnty. General Purpose Auth. Rev.,
                           5.375%, 8/15/33                                               Baa2/BBB                 3,112,530
          5,000          Philadelphia School Dist., GO,
                           5.125%, 6/1/34, Ser. D ( FGIC)                                Aaa/AAA                  5,371,150
          2,500          Radnor Township School Dist., GO,
                           5.00%, 2/15/35, Ser. B (FSA)                                  Aaa/NR                   2,680,275
          6,300          St. Mary Hospital Auth., Bucks Cnty. Rev.,
                           5.00%, 12/1/28, (Partially pre-refunded @ 101, 6/1/08) (a)    Aa2/NR                   6,393,996
                                                                                                              -------------
                                                                                                                 27,841,014
                                                                                                              -------------

                         PUERTO RICO--0.3%
          2,200          Electric Power Auth., Power Rev., 5.125%, 7/1/29, Ser. NN       A3/A-                    2,339,920
                                                                                                              -------------

                         SOUTH CAROLINA--2.1%
          7,500          Florence Cnty. Hospital Rev.,
                           5.00%, 11/1/31, Ser. A (FSA)                                  Aaa/AAA                  7,946,475
          6,700          Jobs Economic Dev. Auth. Rev., 5.625%, 11/15/30                 A3/A-                    7,043,040
                                                                                                              -------------
                                                                                                                 14,989,515
                                                                                                              -------------

                         TENNESSEE--0.7%
          1,250          Knox Cnty. Health Educational & Housing Facs.
                           Board, Hospital Facs. Rev., 5.25%, 10/1/30                    Aa3/AA-                  1,314,363
          3,500          Memphis Electric System Rev.,
                           5.00%, 12/1/12, Ser. A (MBIA)                                 Aaa/AAA                  3,880,590
                                                                                                              -------------
                                                                                                                  5,194,953
                                                                                                              -------------

                         TEXAS--11.2%
          4,135          Canyon Independent School Dist., GO,
                           5.00%, 2/15/28, Ser. A (PSF)                                  NR/AAA                   4,351,095
          2,500          Columbia & Brazoria Independent School Dist., GO,
                           5.00%, 8/1/29 (PSF)                                           NR/AAA                   2,632,125
          1,300          Comal Cnty. Health Facs., Mckenna Memorial
                           Hospital Project Rev., 6.25%, 2/1/32                          Baa2/BBB                 1,405,560
          6,810          Crowley Independent School Dist., GO,
                           4.75%, 8/1/35 (PSF)                                           Aaa/AAA                  6,929,856


PIMCO MUNICIPAL INCOME FUND III SCHEDULE OF INVESTMENTS
June 30, 2005 (unaudited)


------------------------------------------------------------------------------------------------------------------------------------
     Principal
      Amount                                                                        Credit Rating
      (000)                                                                         (Moody's/S&P)                  Value*
------------------------------------------------------------------------------------------------------------------------------------

                         TEXAS (CONTINUED)
                         Denton Independent School Dist., GO, (PSF),
$         6,000            zero coupon, 8/15/26                                        Aaa/AAA                $   1,939,740
          6,000            zero coupon, 8/15/27                                        Aaa/AAA                    1,817,340
          5,000            zero coupon, 8/15/28                                        Aaa/AAA                    1,424,550
          6,000            zero coupon, 8/15/29                                        Aaa/AAA                    1,602,060
          2,000            zero coupon, 8/15/30                                        Aaa/AAA                      500,740
          8,000            zero coupon, 8/15/31                                        Aaa/AAA                    1,884,320
          4,400          Harris Cnty., GO,
                           5.125%, 8/15/31 (Pre-refunded @ $100, 8/15/12) (a)          Aa1/AA+                    4,913,788
                         Harris Cnty. Health Facs. Dev. Corp. Rev., Ser. A,
          2,750            5.375%, 2/15/26                                             NR/AA-                     2,883,128
          5,000            5.375%, 7/1/29, (MBIA)                                      Aaa/AAA                    5,341,350
         19,500          Harris Cnty. Rev., 5.125%, 8/15/32 (FSA)                      Aaa/AAA                   20,622,225
          4,005          Houston, GO, 5.00%, 3/1/25 (MBIA)                             Aaa/AAA                    4,215,182
          5,000          Houston Water & Sewer System Rev., 5.00%, 12/1/30,
                           Ser. A (FSA) (Pre-refunded @ 100, 12/1/12) (a)              Aaa/AAA                    5,498,900
          7,000          Judson Independent School Dist., GO,
                           5.00%, 2/1/30 (PSF)                                         Aaa/NR                     7,261,240
            415          Leander Independent School Dist., GO,
                           5.00%, 8/15/32 (PSF)                                        NR/AAA                       433,389
          1,500          North Thruway Auth., Dallas North Thruway System
                           Rev., 5.00%, 1/1/33, Ser. A (AMBAC)                         Aaa/AAA                    1,572,465
          2,105          Northwest Harris Cnty. Muni. Utility Dist. No. 16,
                           GO, 5.30%, 10/1/29 (Radian)                                 NR/AA                      2,197,599
          2,000          University of Texas Rev., 5.00%, 7/1/26, Ser. B               Aaa/AAA                    2,131,060
                                                                                                              -------------
                                                                                                                 81,557,712
                                                                                                              -------------

                         UTAH--0.8%
          4,100          Salt Lake Cnty. Hospital Rev.,
                           5.125%, 2/15/33 (AMBAC)                                     Aaa/AAA                    4,316,685
          1,750          Weber Cnty., Hospital Rev., 5.00%, 8/15/30                    Aa1/AA+                    1,798,965
                                                                                                              -------------
                                                                                                                  6,115,650
                                                                                                              -------------

                         WASHINGTON--7.1%
          6,375          Chelan Cnty. Public Utility Dist. Rev.,
                           5.125%, 7/1/33, Ser. C (AMBAC)                              Aaa/AAA                    6,732,765
         15,000          King Cnty. Sewer Rev., 5.00%, 1/1/35, Ser. A (FSA)            Aaa/AAA                   15,640,500
          3,000          Port Seattle, Rev., 5.00%, 9/1/24 (FGIC)                      Aaa/AAA                    3,179,130
         23,700          Tobacco Settlement Auth., Tobacco Settlement
                           Rev., 6.50%, 6/1/26                                         Baa3/BBB                  25,915,239
                                                                                                              -------------
                                                                                                                 51,467,634
                                                                                                              -------------

                         WISCONSIN--0.1%
            560          Badger Tobacco Asset Securitization Corp. Rev.,
                           6.00%, 6/1/17                                               Baa3/BBB                     590,649
                                                                                                              -------------

                         Total Municipal Bonds & Notes (cost--$617,422,270)                                     663,810,885
                                                                                                              -------------

VARIABLE RATE NOTES (b)(c)(g)--7.3%
                         CALIFORNIA--1.4%
          7,000          State Economic Recovery, GO,
                           15.005%, 7/1/11, Ser. 930 (MBIA)                            NR/AAA                    10,392,830
                                                                                                              -------------


PIMCO MUNICIPAL INCOME FUND III SCHEDULE OF INVESTMENTS
June 30, 2005 (unaudited)


------------------------------------------------------------------------------------------------------------------------------------
     Principal
      Amount                                                                         Credit Rating
      (000)                                                                          (Moody's/S&P)                 Value*
------------------------------------------------------------------------------------------------------------------------------------

                         COLORADO--0.4%
$         1,994          Colorado Springs Utilities Rev., 14.869%, 11/15/30, Ser. 1141    Aa2/NR              $   2,537,745
                                                                                                              -------------

                         FLORIDA--0.4%
          2,554          State Department of Transportation Turnpike Rev.,
                           13.635%, 7/1/31, Ser. 1128                                     Aa2/NR                  2,943,230
                                                                                                              -------------

                         ILLINOIS--0.3%
          1,990          Dev. Finance Auth., Gas Supply Rev.,
                           18.429%, 2/1/11 (AMBAC)                                        NR/NR                   2,479,301
                                                                                                              -------------

                         MICHIGAN--2.0%
                         Detroit Sewer Disposal Rev.,
          4,990            18.903%, 7/1/11 (FSA)                                          NR/AAA                  6,813,446
                         Detroit Water Supply System Rev.,
          5,720            17.660%, 1/1/11 (MBIA)                                         NR/AAA                  7,748,998
                                                                                                              -------------
                                                                                                                 14,562,444
                                                                                                              -------------

                         NEW MEXICO--0.1%
            405          State Finance Auth., Transportation Rev.,
                           14.873%, 6/15/12, Ser. 949 (AMBAC)                             Aaa/NR                    612,814
                                                                                                              -------------

                         TEXAS--1.5%
          2,450          Dallas Area Rapid Transit Rev.,
                           15.623%, 12/1/32 (FGIC)                                        NR/NR                   3,078,768
          2,028          Denton Independent School Dist., GO,
                           14.858%, 8/15/33 (PSF)                                         Aaa/NR                  2,469,333
          1,870          Mansfield Independent School Dist., GO,
                           18.332%, 2/15/28 (PSF)                                         NR/NR                   2,494,505
          2,060          University of Texas Rev., 15.913%, 8/15/33                       NR/NR                   2,696,561
                                                                                                              -------------
                                                                                                                 10,739,167
                                                                                                              -------------

                         WASHINGTON--1.2%
          1,520          King Cnty. Sewer Rev., 18.798%, 7/1/11 (FGIC)                    NR/NR                   2,030,310
          3,655          Port Tacoma, GO, 17.159%, 12/1/33 (AMBAC)                        NR/NR                   4,805,667
          1,510          Seattle Drain & Wastewater Rev.,
                           18.906%, 7/1/10 (FGIC)                                         NR/NR                   1,971,501
                                                                                                              -------------
                                                                                                                  8,807,478
                                                                                                              -------------

                         Total Variable Rate Notes (cost--$44,610,199)                                           53,075,009
                                                                                                              -------------

VARIABLE RATE DEMAND NOTES (b)(d)--1.1%
                         ALASKA--0.5%
          4,000          State Housing Finance Corp. Rev.,
                           2.40%, 7/7/05, Ser. B (FSA)                                    VMIG1/A-1+              4,000,000
                                                                                                              -------------

                         DISTRICT OF COLUMBIA--0.5%
          2,000          American University Rev., 2.21%, 7/6/05                          NR/A-1                  2,000,000
          2,000          John F. Kennedy Ctr. Performing Arts Rev.,
                           2.21%, 7/6/05 (AMBAC)                                          VMIG1/A-1+              2,000,000
                                                                                                              -------------
                                                                                                                  4,000,000
                                                                                                              -------------


PIMCO MUNICIPAL INCOME FUND III SCHEDULE OF INVESTMENTS
June 30, 2005 (unaudited)


------------------------------------------------------------------------------------------------------------------------------------
     Principal
      Amount                                                                           Credit Rating
      (000)                                                                            (Moody's/S&P)              Value*
------------------------------------------------------------------------------------------------------------------------------------

                         NEW YORK--0.1%
$           400          Triborough Bridge & Tunnel Auth. Rev.,
                           2.23%, 7/6/05, Ser. C (AMBAC)                                   VMIG1/A-1+           $   400,000
                                                                                                              -------------

                         Total Variable Rate Demand Notes (cost--$8,400,000)                                      8,400,000
                                                                                                              -------------

U.S. TREASURY BILLS (e)--1.0%
          7,280          2.92%-3.05%, 9/1/05-9/15/05 (cost--$7,237,007)                   Aaa/AAA                 7,236,949
                                                                                                              --------------

                         TOTAL INVESTMENTS BEFORE OPTIONS WRITTEN
                         (cost--$677,669,476)--100.3%                                                           732,522,843
                                                                                                              --------------

OPTIONS WRITTEN (f)--(0.3%)

     Contracts
     ---------
                         CALL OPTIONS--(0.3%)
                         U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade,
            331            strike price $112, expires 8/26/05                                                      (615,453)
          1,593            strike price $113, expires 8/26/05                                                    (1,866,797)
                                                                                                              -------------
                                                                                                                 (2,482,250)
                                                                                                              --------------

                         PUT OPTIONS--(0.0%)

                         U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade,
          1,135            strike price $113, expires 8/26/05                                                      (177,344)
                                                                                                              -------------

                         Total Options Written (premiums received---$2,643,058)                                  (2,659,594)
                                                                                                              --------------

                         TOTAL INVESTMENTS NET OF OPTIONS WRITTEN
                         (cost--$675,206,418)--100.0%                                                           $729,863,249
                                                                                                              --------------


OTHER INVESTMENTS:
Futures contracts outstanding at June 30, 2005:



                                                       Notional
                                                        Amount          Expiration          Unrealized
             Type                                       (000)               Date          Depreciation
------------------------------------------------------------------------------------------------------

Short: U.S. Treasury 30 Year Bond                     $30,700            9/21/05            $225,453


 NOTES TO SCHEDULE OF INVESTMENTS:

   * Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of the security, may be fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees. The
     Fund's investments are valued daily by an independent pricing service. The independent pricing service uses information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options and futures, are valued at the settlement price determined by the relevant exchange. Securities issued on a when-issued or delayed-delivery basis are marked to market daily until settlement at the forward settlement value.
     Short-term investments maturing in 60 days or less are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund's net asset value is determined daily at the close of regular trading (normally 4:00 p.m. Eastern time) on the New York Stock
     Exchange.

   (a)  Pre-refunded Bonds- Collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date.

   (b)  Variable Rate Notes --- instruments whose interest rates change on a specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The rate shown is the rate in effect at
        June 30, 2005.

   (c)  Residual Interest/Tax Exempt Municipal Bonds - The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index.

   (d)  Maturity date shown is date of next put.

   (e)  All or partial amount segregated as collateral for futures contracts, when-issued or delay-delivery securities.

   (f)  Non-income producing.

   (g)  144A Security --- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional investors.

GLOSSARY:

AMBAC -- insured by American Municipal Bond Assurance Corp.

FGIC -- insured by Financial Guaranty Insurance Co.

FHA - Federal Housing Administration

FNMA -- Federal National Mortgage Association

FSA -- insured by Financial Security Assurance, Inc.

GNMA -- Government National Mortgage Association

GO  - General Obligation Bond

MBIA -- insured by Municipal Bond Investors Assurance

PSF-- Public School Fund

Radian - insured by Radian Guaranty Inc.

NR  - Not Rated

XLCA -- insured by XL Capital Assurance

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's President and Chief Executive Officer and Principal
Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of
1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS

     (a) Exhibit 99.302 Cert. - Certification pursuant to Section 302 of the
Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO Municipal Income III Fund

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: August 25, 2005

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: August 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: August 25, 2005

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer
Date: August 25, 2005